Segment Reporting - Schedule of Reconciliation of segment revenues and profit or loss to the consolidated financial statements (Details) - USD ($)	1 Months Ended	3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting
Net Loss	$ (659)	$ (138,024,675)	$ (37,269)			$ (138,061,944)
Forge Nano, Inc.
Segment Reporting
Total Net Sales						4,101,000	$ 3,322,000	$ 7,388,000	$ 8,299,000
Cost of sales						(7,199,000)	(4,486,000)	(11,245,000)	(7,967,000)
Gross profit (loss)						(3,098,000)	(1,164,000)	(3,857,000)	332,000
General and administrative						20,676,000	19,485,000	40,788,000	27,474,000
Operating profit (loss)						(23,774,000)	(20,649,000)	(44,645,000)	(27,142,000)
Segment Reporting, Other Segment Item, Amount						70,000	8,000	(1,471,000)
Interest income						220,000	350,000	637,000	1,053,000
Grant income						1,819,000	3,418,000	7,062,000	2,306,000
Other income						70,000	8,000	865,000	263,000
Interest expense, change in fair value, and amortization of debt discount						(10,866,000)	(4,898,000)	(6,515,000)	(3,439,000)
Other expense						(19,000)	(151,000)	(578,000)	(25,000)
Total other income (expense)						(8,776,000)	(1,273,000)	1,471,000	158,000
Net Loss		$ (20,874,000)	$ (11,676,000)	$ (7,939,000)	$ (13,983,000)	(32,550,000)	(21,922,000)	(43,174,000)	(26,984,000)
Forge Nano, Inc. | Operating Segment
Segment Reporting
Total Net Sales						4,101,000	3,322,000
Cost of sales						(7,199,000)	(4,486,000)
Gross profit (loss)						(3,098,000)	(1,164,000)
Forge Nano, Inc. | Corporate
Segment Reporting
General and administrative								35,969,000
Operating profit (loss)								(35,969,000)
Segment Reporting, Other Segment Item, Amount								(1,471,000)
Net Loss								(34,498,000)
Forge Nano, Inc. | Tool manufacturing and related services
Segment Reporting
Total Net Sales								4,625,000	6,852,000
Cost of sales								(6,239,000)	(5,441,000)
Gross profit (loss)								(1,614,000)	1,411,000
Forge Nano, Inc. | Tool manufacturing and related services | Operating Segment
Segment Reporting
Total Net Sales						3,136,000	2,163,000	4,625,000
Cost of sales						(4,394,000)	(2,444,000)	(6,239,000)
Gross profit (loss)						(1,258,000)	(281,000)	(1,614,000)
General and administrative								1,916,000
Operating profit (loss)								(3,530,000)
Net Loss								(3,530,000)
Forge Nano, Inc. | Coating services
Segment Reporting
Total Net Sales								1,429,000	1,332,000
Cost of sales								(3,921,000)	(2,486,000)
Gross profit (loss)								(2,492,000)	(1,154,000)
Forge Nano, Inc. | Coating services | Operating Segment
Segment Reporting
Total Net Sales						614,000	771,000	1,429,000
Cost of sales						(2,666,000)	(1,881,000)	(3,921,000)
Gross profit (loss)						(2,052,000)	(1,110,000)	(2,492,000)
General and administrative								2,123,000
Operating profit (loss)								(4,615,000)
Net Loss								(4,615,000)
Forge Nano, Inc. | Battery manufacturing
Segment Reporting
Total Net Sales								1,334,000	115,000
Cost of sales								(1,085,000)	(40,000)
Gross profit (loss)								249,000	$ 75,000
Forge Nano, Inc. | Battery manufacturing | Operating Segment
Segment Reporting
Total Net Sales						351,000	388,000	1,334,000
Cost of sales						(139,000)	(161,000)	(1,085,000)
Gross profit (loss)						$ 212,000	$ 227,000	249,000
General and administrative								780,000
Operating profit (loss)								(531,000)
Net Loss								$ (531,000)